RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (12,083)
Additional provisions in the period	(4,597)
Write-offs	1,148
Recoveries of amounts previously reserved	993
Balance sheet reclassifications	1,099
Foreign exchange impact	245
Allowance for expected credit losses to grower advances at end of period	$ (13,195)